Statements of Changes in Stockholders’ Equity - Vallon - Q1 - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)	GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) Common Stock	GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) Additional Paid-in Capital	GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) Accumulated Other Comprehensive Gain (Loss)	GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) Accumulated Deficit
Ending balance (in shares) at Dec. 31, 2021		851,419				227,093
Ending balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,430	$ (15,278)	$ 5,818	$ 0	$ 27,722	$ (2)	$ (21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation					181		181
Unrealized loss on marketable securities, available-for-sale					(4)			(4)
Net loss	(302)			(302)	(2,635)				(2,635)
Ending balance (in shares) at Mar. 31, 2022		851,419
Ending balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)
Beginning balance (in shares) at Dec. 31, 2021		851,419				227,093
Beginning balance at Dec. 31, 2021	(4,848)	$ 0	10,430	(15,278)	5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(948)
Ending balance (in shares) at Sep. 30, 2022		851,419
Ending balance at Sep. 30, 2022	(5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2021		851,419				227,093
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	10,430	(15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Ending balance (in shares) at Dec. 31, 2022	999,748	999,748			449,408	449,408
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 0	31,268	0	(28,926)
Beginning balance (in shares) at Mar. 31, 2022		851,419
Beginning balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(295)			(295)
Ending balance (in shares) at Jun. 30, 2022		851,419
Ending balance at Jun. 30, 2022	(5,445)	$ 0	10,430	(15,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(351)			(351)
Ending balance (in shares) at Sep. 30, 2022		851,419
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2022	999,748	999,748			449,408	449,408
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 0	31,268	0	(28,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13		13		85		85
Unrealized loss on marketable securities, available-for-sale					0
Net loss	(2,150)			(2,150)	$ (2,396)				(2,396)
Ending balance (in shares) at Mar. 31, 2023		1,000,215			449,408	449,408
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)	$ 31	$ 0	31,353	0	(31,322)
Beginning balance (in shares) at Dec. 31, 2022	999,748	999,748			449,408	449,408
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 0	31,268	0	(28,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (11,033)
Ending balance (in shares) at Sep. 30, 2023	2,956,354	2,956,354
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	31,756	(29,529)	$ 31
Beginning balance (in shares) at Mar. 31, 2023		1,000,215			449,408	449,408
Beginning balance at Mar. 31, 2023	(3,230)	$ 0	17,416	(20,646)	$ 31	$ 0	$ 31,353	$ 0	$ (31,322)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13		13
Net loss	(6,746)			(6,746)
Ending balance (in shares) at Jun. 30, 2023		2,956,354
Ending balance at Jun. 30, 2023	4,038	$ 0	31,430	(27,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	326		326
Net loss	$ (2,137)			(2,137)
Ending balance (in shares) at Sep. 30, 2023	2,956,354	2,956,354
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	$ 31,756	$ (29,529)	$ 31